Other assets and other liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Other assets
Cash collateral on derivative instruments	SFr 10,050	SFr 7,987
Cash collateral on non-derivative transactions	987	327
Derivative instruments used for hedging	168	186
Assets held-for-sale	12,968	26,061
of which loans	12,782	25,839
of which real estate	157	182
of which long-lived assets	29	40
Assets held for separate accounts	625	1,307
Interest and fees receivable	5,346	5,643
Deferred tax assets	6,280	6,068
Prepaid expenses	519	442
Failed purchases	2,923	2,770
Other	6,323	7,119
Other assets	46,189	57,910
Other liabilities
Cash collateral on derivative instruments	12,776	13,991
Cash collateral on non-derivative transactions	360	518
Derivative instruments used for hedging	303	110
Deposits held-for-sale	2,420	0
Provisions	1,521	1,841
of which off-balance sheet risk	94	87
Restructuring liabilities	298	199
Liabilities held for separate accounts	625	1,307
Interest and fees payable	6,108	5,926
Current tax liabilities	738	577
Deferred tax liabilities	34	41
Failed sales	1,102	1,551
Other	13,051	15,654
Other liabilities	39,336	41,715
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	802	1,135
Loans held in trusts, consolidated as a result of failed sales, included in loans held-for-sale	72	60
Foreclosed or repossessed real estate	21	31
Foreclosed or repossessed residential real estate	SFr 13	SFr 3